Non-Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-Financial Assets
Advance payments	€ 8,113	€ 153
Total non-current non-financial assets	8,113	153
Value added tax claims	12,602	3,420
Prepaid expenses	9,924	1,284
Miscellaneous other current non-financial assets	468	1,070
Total current non-financial assets	22,994	5,774
Total non-financial assets	31,107	€ 5,927
Insurance claim	€ 906